Balances and Transactions with Related Parties and Affiliated Companies - Summary of Balances and Transactions with Related Parties and Affiliated Companies (Parenthetical) (Detail)		1 Months Ended
	May 22, 2018	May 22, 2018
Cafe Del Pacifico SAPI De CV Caffenio [member]
Disclosure of balances and transactions with related parties and affiliates [Line Items]
Non-controlling interest rate	10.00%	10.00%